Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Leasehold improvements	$36,000	$36,000	$4,610
Computer equipment	289,958	289,958	37,135
Furniture and fixtures	28,096	28,096	3,598
Motor Vehicles	1,188,538	1,188,538	152,215
Subtotal	1,542,592	1,542,592	197,558
Less: accumulated depreciation	(539,554)	(865,498)	(110,843)
Total	$1,003,038	$677,094	$86,715